VESSELS UNDER FINANCE LEASE, NET - Narrative (Details)	1 Months Ended			12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 vessel	Apr. 30, 2015 vessel	Dec. 31, 2019 vessel	Dec. 31, 2018 vessel	Dec. 31, 2015 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under capital lease		8		8	1	8
Lease term				10 years
Number of vessels sold and leased back			8
Finance lease, weighted average discount rate, percent		6.30%		6.30%
Finance lease, weighted average remaining lease term		8 years 7 months 6 days		8 years 7 months 6 days
Scenario, Forecast [Member]
Lessee, Lease, Description [Line Items]
Funding received to finance scrubber investment, per vessel | $	$ 2,500,000
Daily time charter rate, increase in rate | $	$ 1,535
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased beck, reclassified as finance lease		7
Number of vessels sold and leased back				1	8
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back			8	8		8